Taxes (Components Of Provision For Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Taxes [Abstract]
Federal, current	$ 193	$ (705)	$ (611)
Foreign, current	25	(19)	73
State and Local, current	290	(42)	364
Total, current	508	(766)	(174)
Federal, deferred	276	2,945	1,616
Foreign, deferred	(38)	(24)	(35)
State and Local, deferred	(455)	316	518
Total, deferred income taxes	(217)	3,237	2,099
Investment tax credits	(6)	(4)	(6)
Total income tax provision (benefit)	$ 285	$ 2,467	$ 1,919